Description of the Business - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended
	Apr. 28, 2020 USD ($) $ / shares shares	Apr. 21, 2020	Jun. 30, 2020 shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares
Description Of Business [Line Items]
Accumulated deficit				$ 138,134	$ 92,690		$ 65,807
Cash and cash equivalents				62,031	$ 89,159		$ 42,636
Price per share of common stock | $ / shares							$ 1.60
Gross proceeds from IPO excluding underwriting discounts and commissions and other offering expenses				$ 138,000
Maximum
Description Of Business [Line Items]
Price per share of common stock | $ / shares				$ 35.92	$ 9.16	$ 6.44
Common Stock
Description Of Business [Line Items]
Gross proceeds from IPO excluding underwriting discounts and commissions and other offering expenses	$ 138,000
Underwriting discounts and commissions and other offering expenses	12,800
Net proceeds from IPO	$ 125,200
Reverse stock split		one-for-four
Reverse stock split ratio		0.25
Common Stock | Initial Public Offering
Description Of Business [Line Items]
Shares of common stock issued | shares	8,625,000		8,625,000
Price per share of common stock | $ / shares	$ 16.00
Convertible preferred stock outstanding converted into shares of common stock | shares	19,278,606
Common Stock | Option to Purchase Additional Shares | Maximum
Description Of Business [Line Items]
Shares of common stock issued | shares	1,125,000